OTHER LONG-TERM LIABILITIES - Segmented Asset Retirement Obligations (Details) - CAD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of operating segments [line items]
Asset retirement obligations	$ 4,327	$ 3,243	$ 2,950	$ 4,221
North America
Disclosure of operating segments [line items]
Asset retirement obligations	1,840	1,444
North Sea
Disclosure of operating segments [line items]
Asset retirement obligations	755	837
Offshore Africa
Disclosure of operating segments [line items]
Asset retirement obligations	245	244
Oil Sands Mining and Upgrading
Disclosure of operating segments [line items]
Asset retirement obligations	1,486	717
Midstream
Disclosure of operating segments [line items]
Asset retirement obligations	$ 1	$ 1